Additional Financial Statement Information - Finance Costs, net and Other Financial Income (Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Interest expense	$ (1,596)	$ (8,729)	$ (43)
Redeemable Series X preferred stock dividends	(97)	(974)	0
Other finance costs	(123)	(71)	0
Interest income	1,164	36	78
Finance costs, net	$ (652)	$ (9,738)	$ 35